Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 225	$ 164	$ 217	$ 163	$ 730	$ 160	$ 151	$ 48	$ 769	$ 1,089	$ 354
Other comprehensive income (loss), net of tax:
Currency translation adjustment									(70)	162	(159)
Pension liability adjustment									(9)	22	(57)
Cash flow hedge adjustment									22	13	(2)
Total other comprehensive income (loss)									(57)	197	(218)
Comprehensive income									712	1,286	136
Comprehensive income attributable to noncontrolling interests									(5)	(5)	(15)
Comprehensive income attributable to Hilton stockholders									$ 707	$ 1,281	$ 121